Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue

Note 4—Revenue

	2017	2016	2015
	(EUR’000)
Revenue from the rendering of services	1,530	1,628	3,192
License income	—	2,978	4,926

Total revenue	1,530	4,606	8,118

Revenue from external customers (geographical)
USA	1,530	4,606	7,350
Germany	—	—	487
Switzerland	—	—	281

Total revenue	1,530	4,606	8,118